Summary of Significant Accounting Policies (Details 5) ¥ in Thousands, $ in Thousands	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Net income per share and per American Depository Share ("ADS")
Number of American Depository Shares per ordinary share of the company	0.667	0.667
Deferred tax assets and liabilities
Deferred tax assets	$ 1,226	¥ 7,940	¥ 8,982
Deferred tax liabilities	$ 1,457	¥ 9,441	¥ 6,517